Financial assets at amortised cost (Tables)	6 Months Ended
Jun. 30, 2022
Financial Assets At Amortised Cost [Abstract]
Schedule of financial assets at amortised cost

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks
At 1 January 2022	4,478	—	—	—	4,478	—	—	—	—	—
Exchange and other adjustments	383	—	—	—	383	—	—	—	—	—
Other changes in credit quality						1	—	—		1
Additions and repayments	801	—	—	—	801	—	—	—	—	—
Charge to the income statement						1	—	—	—	1
At 30 June 2022	5,662	—	—	—	5,662	1	—	—	—	1
Allowance for impairment losses	(1)	—	—	—	(1)
Net carrying amount	5,661	—	—	—	5,661

Loans and advances to customers
At 1 January 2022	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
Exchange and other adjustments[1]	(953)	11	(21)	30	(933)	1	—	21	53	75
Transfers to Stage 1	8,511	(8,472)	(39)		—	173	(166)	(7)		—
Transfers to Stage 2	(21,699)	21,981	(282)		—	(46)	101	(55)		—
Transfers to Stage 3	(579)	(2,279)	2,858		—	(2)	(74)	76		—
Impact of transfers between stages	(13,767)	11,230	2,537		—	(129)	352	178		401
						(4)	213	192		401
Other changes in credit quality						(173)	(19)	206	(8)	6
Additions and repayments	8,873	(2,317)	(507)	(573)	5,476	32	(33)	(67)	(12)	(80)
Methodology and model changes						(2)	(19)	45	(22)	2
Charge (credit) to the income statement						(147)	142	376	(42)	329
Advances written off			(426)	(19)	(445)			(426)	(19)	(445)
Recoveries of advances written off in previous years			71	—	71			71	—	71
At 30 June 2022	376,519	43,808	8,060	10,415	438,802	763	1,254	1,615	202	3,834
Allowance for impairment losses	(763)	(1,254)	(1,615)	(202)	(3,834)
Net carrying amount	375,756	42,554	6,445	10,213	434,968
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 9: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Reverse repurchase agreements
At 30 June 2022	52,057	—	—	—	52,057
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	52,057	—	—	—	52,057

Debt securities
At 1 January 2022	4,554	9	1	—	4,564	1	—	1	—	2
Exchange and other adjustments	175	—	—	—	175	—	—	—	—	—
Transfers to Stage 1	9	(9)	—		—	—	—	—		—
Impact of transfers between stages	9	(9)	—		—	—	—	—		—
						—	—	—		—
Other changes in credit quality						1	—	—	—	1
Additions and repayments	1,666	—	—	—	1,666	1	—	—	—	1
Charge to the income statement						2	—	—	—	2
At 30 June 2022	6,404		1	—	6,405	3	—	1	—	4
Allowance for impairment losses	(3)	—	(1)	—	(4)
Net carrying amount	6,401	—	—	—	6,401

Due from fellow Lloyds Banking Group undertakings
At 30 June 2022	714	—	—	—	714
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	714	—	—	—	714
Total financial assets at amortised cost	440,589	42,554	6,445	10,213	499,801

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks
At 1 January 2021	4,328	—	—	—	4,328	4	—	—	—	4
Exchange and other adjustments	15	—	—	—	15	—	—	—	—	—
Additions and repayments	135	—	—	—	135	(1)	—	—	—	(1)
Other changes in credit quality						(3)	—	—	—	(3)
Credit to the income statement						(4)	—	—	—	(4)
At 31 December 2021	4,478	—	—	—	4,478	—	—	—	—	—
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	4,478	—	—	—	4,478

Loans and advances to customers
At 1 January 2021	361,161	51,280	6,443	12,511	431,395	1,347	2,125	1,968	261	5,701
Exchange and other adjustments[1]	(2,518)	(31)	(82)	68	(2,563)	(2)	(5)	5	121	119
Transfers to Stage 1	18,662	(18,623)	(39)		—	562	(551)	(11)		—
Transfers to Stage 2	(11,995)	12,709	(714)		—	(48)	155	(107)		—
Transfers to Stage 3	(872)	(1,818)	2,690		—	(13)	(220)	233		—
Impact of transfers between stages	5,795	(7,732)	1,937		—	(426)	193	221		(12)
						75	(423)	336		(12)
Other changes in credit quality						(239)	(256)	254	(48)	(289)
Additions and repayments	17,928	(8,633)	(994)	(1,565)	6,736	(209)	(344)	(98)	(87)	(738)
Methodology and model changes						(63)	15	6	—	(42)
(Credit) charge to the income statement						(436)	(1,008)	498	(135)	(1,081)
Advances written off			(1,057)	(37)	(1,094)			(1,057)	(37)	(1,094)
Recoveries of advances written off in previous years			159	—	159			159	—	159
At 31 December 2021	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
Allowance for impairment losses	(909)	(1,112)	(1,573)	(210)	(3,804)
Net carrying amount	381,457	33,772	4,833	10,767	430,829
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 9: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Reverse repurchase agreements
At 31 December 2021	49,708	—	—	—	49,708
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	49,708	—	—	—	49,708

Debt securities
At 1 January 2021	5,137	—	1	—	5,138	—	—	1	—	1
Exchange and other adjustments	(20)	—	—	—	(20)	1	—	—	—	1
Transfers to Stage 2	(6)	6	—	—	—	—	—	—	—	—
Impact of transfers between stages	(6)	6	—	—	—	—	—	—	—	—
Additions and repayments	(557)	3	—	—	(554)	—	—	—	—	—
At 31 December 2021	4,554	9	1	—	4,564	1	—	1	—	2
Allowance for impairment losses	(1)	—	(1)	—	(2)
Net carrying amount	4,553	9	—	—	4,562

Due from fellow Lloyds Banking Group undertakings
At 31 December 2021	739	—	—	—	739
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	739	—	—	—	739
Total financial assets at amortised cost	440,935	33,781	4,833	10,767	490,316

Schedule of undrawn balances
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Undrawn balances
At 1 January 2022	103	86	5	—	194
Exchange and other adjustments	(1)	1	(1)	—	(1)
Transfers to Stage 1	23	(23)	—		—
Transfers to Stage 2	(5)	5	—		—
Transfers to Stage 3	—	(2)	2		—
Impact of transfers between stages	(18)	37	(1)		18
	—	17	1		18
Other items taken to the income statement	12	3	(1)	—	14
Charge to the income statement	12	20	—	—	32
At 30 June 2022	114	107	4	—	225
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Undrawn balances
At 1 January 2021	191	221	14	—	426
Exchange and other adjustments	1	(2)	—	—	(1)
Transfers to Stage 1	73	(73)	—		—
Transfers to Stage 2	(8)	8	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(65)	20	(4)		(49)
	(1)	(51)	3		(49)
Other items taken to the income statement	(88)	(82)	(12)	—	(182)
Credit to the income statement	(89)	(133)	(9)	—	(231)
At 31 December 2021	103	86	5	—	194

Disclosure of impairment allowances

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	763	1,254	1,615	202	3,834
Debt securities	3	—	1	—	4
Financial assets at amortised cost	767	1,254	1,616	202	3,839
Provisions in relation to loan commitments and financial guarantees	114	107	4	—	225
Total	881	1,361	1,620	202	4,064
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	909	1,112	1,573	210	3,804
Debt securities	1	—	1	—	2
Financial assets at amortised cost	910	1,112	1,574	210	3,806
Provisions in relation to loan commitments and financial guarantees	103	86	5	—	194
Total	1,013	1,198	1,579	210	4,000
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3